Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2011
Consolidated Summary of Investments - Other Than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties
MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)

Schedule I

Consolidated Summary of Investments —
Other Than Investments in Related Parties
December 31, 2011
(In millions)

Amount at
Cost or	Estimated	Which Shown on
Types of Investments	Amortized Cost (1)	Fair Value	Balance Sheet
Fixed maturity securities:
Bonds:
U.S. Treasury and agency securities	$6,832	$8,048	$8,048
Foreign government securities	1,035	1,247	1,247
Public utilities	2,095	2,382	2,382
State and political subdivision securities	1,891	2,055	2,055
All other corporate bonds	21,245	22,830	22,830
Total bonds	33,098	36,562	36,562
Mortgage-backed and asset-backed securities	10,481	10,599	10,599
Redeemable preferred stock	636	620	620
Total fixed maturity securities	Total fixed maturity securities	44,215	47,781	47,781
Other securities	3,690	3,665	3,665
Equity securities:
Non-redeemable preferred stock	147	106	106
Common stock:
Industrial, miscellaneous and all other	148	146	146
Total equity securities	Total equity securities	295	252	252
Mortgage loans, net	9,800	9,800
Policy loans	1,203	1,203
Real estate and real estate joint ventures	503	503
Other limited partnership interests	1,696	1,696
Short-term investments	2,578	2,578
Other invested assets	3,354	3,354
Total investments	$67,334	$70,832

____________

  The Company's other securities portfolio is mainly comprised of equity securities, including mutual funds, and fixed maturity securities. Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests cost represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.